Summarized Quarterly Financial Information	12 Months Ended
Dec. 31, 2011
Summarized Quarterly Financial Information [Abstract]
Summarized Quarterly Financial Information
Note Twenty-Two
Summarized Quarterly Financial
Information (Unaudited)

A summary of selected quarterly financial information for 2011 and 2010 follows:

	First	Second	Third	Fourth
(in thousands, except per share data)	Quarter	Quarter	Quarter	Quarter

2011
Interest income	$28,754	$28,323	$28,370	$27,441
Taxable equivalent adjustment	248	240	212	215
Interest income (FTE)	29,002	28,563	28,582	27,656
Interest expense	5,940	5,803	4,799	4,216
Net interest income	23,062	22,760	23,783	23,440
Provision for loan losses	1,086	1,286	-	2,229
Investment securities gains (losses)	0	3,128	272	(917)
Noninterest income	12,662	13,409	13,259	13,045
Noninterest expense	19,858	22,912	19,688	18,685
Income before income tax expense	14,780	15,099	17,626	14,654
Income tax expense	4,918	5,029	5,837	4,787
Taxable equivalent adjustment	248	240	212	215
Net income	$9,614	$9,830	$11,577	$9,652

Net earnings available to common shareholders	$9,546	$9,761	$11,494	$9,582

Basic earnings per common share	$0.62	$0.65	$0.77	$0.65
Diluted earnings per common share	0.62	0.64	0.76	0.65
Average common shares outstanding:
Basic	15,380	15,120	15,003	14,743
Diluted	15,462	15,193	15,071	14,814

2010
Interest income	$30,935	$31,770	$29,970	$29,241
Taxable equivalent adjustment	255	246	244	244
Interest income (FTE)	31,190	32,016	30,214	29,485
Interest expense	7,444	7,092	6,810	6,282
Net interest income	23,746	24,924	23,404	23,203
Provision for loan losses	1,080	1,823	1,847	2,343
Investment securities losses	(1,651)	(231)	(1,566)	(1,219)
Noninterest income	13,763	13,509	13,209	13,125
Noninterest expense	20,551	19,965	19,804	18,401
Income before income tax expense	14,227	16,414	13,396	14,365
Income tax expense	4,659	5,453	4,129	4,212
Taxable equivalent adjustment	255	246	244	244
Net income	$9,313	$10,715	$9,023	$9,909

Net earnings available to common shareholders	$9,263	$10,647	$8,970	$9,849

Basic earnings per common share	$0.59	$0.68	$0.58	$0.64
Diluted earnings per common share	0.58	0.68	0.58	0.64
Average common shares outstanding:
Basic	15,793	15,656	15,496	15,439
Diluted	15,851	15,721	15,552	15,508